Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 15,259,069	$ 11,253,459
Less: expected credit losses
Accounts receivable, net	$ 15,259,069	$ 11,253,459